Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000216485 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000216485 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000216485 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000216485 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000216485 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000216485 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000216485 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000216485 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000216485 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000216485 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000216485 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000216485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216485 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216485 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216485 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216485 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216485 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216485 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216485 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216485 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216484 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000216484 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000216484 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000216484 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000216484 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000216484 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000216484 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000216484 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000216484 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000216484 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000216484 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000216484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216484 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216484 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216484 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216484 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216484 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216484 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216483 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000216483 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000216483 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000216483 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000216483 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000216483 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000216483 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000216483 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000216483 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000216483 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000216483 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000216483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216483 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216483 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216483 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216483 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216483 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216483 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216483 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216482 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000216482 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000216482 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000216482 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000216482 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000216482 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000216482 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000216482 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000216482 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000216482 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000216482 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216482 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000216482 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216482 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216482 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216482 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216482 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216482 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216482 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216482 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216482 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216486 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000216486 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000216486 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000216486 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000216486 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000216486 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000216486 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000216486 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000216486 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000216486 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000216486 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000216486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216486 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216486 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216486 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216486 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216486 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216486 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216486 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216486 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216492 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[6]
C000216492 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000216492 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[6]
C000216492 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[6]
C000216492 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[6]
C000216492 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000216492 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000216492 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000216492 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000216492 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000216492 [Member] | Industrial Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000216492 [Member] | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216492 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216492 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000216492 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216492 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216492 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216492 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216492 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000216492 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216492 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216487 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[7]
C000216487 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[7]
C000216487 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[7]
C000216487 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[7]
C000216487 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000216487 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000216487 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000216487 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000216487 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000216487 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000216487 [Member] | Industrial Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000216487 [Member] | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216487 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216487 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000216487 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216487 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216487 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216487 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216487 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000216487 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216487 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216489 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[8]
C000216489 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[8]
C000216489 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[8]
C000216489 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[8]
C000216489 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000216489 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000216489 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000216489 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000216489 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000216489 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000216489 [Member] | Industrial Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000216489 [Member] | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216489 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216489 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000216489 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216489 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216489 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216489 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216489 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000216489 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216489 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216491 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[9]
C000216491 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[9]
C000216491 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[9]
C000216491 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[9]
C000216491 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000216491 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000216491 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000216491 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000216491 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000216491 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000216491 [Member] | Industrial Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000216491 [Member] | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216491 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216491 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000216491 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216491 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216491 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216491 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216491 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000216491 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216491 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216488 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[10]
C000216488 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[10]
C000216488 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[10]
C000216488 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[10]
C000216488 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000216488 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000216488 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000216488 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000216488 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000216488 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000216488 [Member] | Industrial Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000216488 [Member] | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216488 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216488 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000216488 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216488 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216488 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216488 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216488 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000216488 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216488 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221684 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000221684 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000221684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221684 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000219985 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000219985 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000219985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219985 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000219987 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000219987 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000219987 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219987 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000219986 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000219986 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000219986 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219986 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000219988 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000219988 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000219988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219988 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000219998 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000219998 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000219998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219999 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000219999 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000219999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220000 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000220000 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000220000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219997 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000219997 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000219997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221686 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000221686 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000221686 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221687 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000221687 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000221687 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221687 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220003 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220003 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000220003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220003 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220002 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220002 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000220002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220002 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220001 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220001 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000220001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220001 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220005 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220005 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000220005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220005 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220007 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000220007 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000220007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220007 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220008 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000220008 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000220008 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220008 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220010 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000220010 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000220010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220010 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220011 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000220011 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000220011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220011 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000221688 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000221688 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000221688 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221688 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments